Capital (Details) - Schedule of authorized to issue an unlimited number - Aria Energy LLC [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Capital (Details) - Schedule of authorized to issue an unlimited number [Line Items]
Price per share (in Dollars per share)
Class A	452,846	452,846	452,846
Class B	27,120	27,120	27,120
Class C	9	9	9
Price per share 1.00 [Member]
Capital (Details) - Schedule of authorized to issue an unlimited number [Line Items]
Price per share (in Dollars per share)	$ 1.00	$ 1.00	$ 1.00
Class A	441,482	441,482	441,482
Class B	27,120	27,120	27,120
Class C
Price per share 0.10 [Member]
Capital (Details) - Schedule of authorized to issue an unlimited number [Line Items]
Price per share (in Dollars per share)	$ 0.10	$ 0.10	$ 0.10
Class A
Class B
Class C	9	9	9
Price per share 0.88 [Member]
Capital (Details) - Schedule of authorized to issue an unlimited number [Line Items]
Price per share (in Dollars per share)	$ 0.88	$ 0.88	$ 0.88
Class A	11,364	11,364	11,364
Class B
Class C